Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Entity Registrant Name	Elite Performance Holding Corp.
Entity Central Index Key	0001753681
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-5034226
Entity Address Address Line 1	3301 NE 1st Ave Suite M704
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33137
City Area Code	844
Local Phone Number	426-2958